DISPOSAL OF ASSETS	6 Months Ended
Jun. 30, 2026
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
U.S Hydroelectric Portfolio
On January 9, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in a 403 MW portfolio of operating hydroelectric assets in the U.S. for proceeds of approximately $230 million ($111 million net to Brookfield Renewable). On June 29, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of an incremental 25% interest for proceeds of approximately $261 million ($127 million net to Brookfield Renewable), in accordance with the same terms and conditions as the initial sale. As at June 30, 2026, Brookfield Renewable, together with its institutional partners, own a 25% interest in the portfolio and continues to consolidate the business. Refer to Note 4 - Assets held for sale, for more details.
U.K. Wind Portfolio
On January 20, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 73 MW portfolio of operating wind assets in the U.K. for proceeds, net of transaction costs, of approximately £58 million ($79 million) (£15 million ($20 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $197 million of total assets and $118 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, the post-tax accumulated revaluation surplus of $10 million ($3 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
Indian Renewables Platform
In February 2026, Brookfield Renewable, together with its institutional partners, completed a partial disposition in a renewable power operating and development platform in India through an initial public offering (“IPO”) and private placement. Together, these transactions reduced the consortium’s ownership by 17% for proceeds of approximately $185 million ($36 million net to Brookfield Renewable). As a result of the successful launch of the IPO, Brookfield Renewable, together with its institutional partners, transferred a 3% interest to a member of the platform’s IPO founder group for nominal consideration as part of a pre-existing agreement. As at June 30, 2026, Brookfield Renewable, together with its institutional partners, holds an interest of approximately 21% (4% net to Brookfield Renewable) in the platform.
Spanish Distributed Generation Portfolio
On March 9, 2026, Brookfield Renewable, together with its institutional partners, contributed its 100% interest in a 200 MW portfolio of distributed generation assets in Spain with a fair value of approximately €116 million ($136 million) into a U.K. distributed generation joint venture. In connection with the contribution, Brookfield Renewable derecognized $404 million of total assets and $225 million of total liabilities from the consolidated statements of financial position and recognized a receivable from the joint venture of €116 million ($136 million) that is presented as due from related parties in the consolidated statements of financial position. As a result of the disposition, accumulated other comprehensive income on foreign currency translation of $1 million ($0.2 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Foreign exchange and financial instruments gain in the consolidated statements of income (loss).
U.S. Solar Portfolio
On March 30, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of an 833 MW portfolio of operating solar assets in the United States for proceeds, net of transaction costs, of approximately $394 million ($71 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $928 million of total assets and $542 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, the post-tax accumulated revaluation surplus of $184 million ($27 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
U.S. Renewables Portfolio
On May 29, 2026, Brookfield Renewable, together with its institutional partners, completed the sale of a 67% interest in a 2.1 GW portfolio of operating wind and solar assets in the United States for proceeds of approximately $787 million ($200 million net to Brookfield Renewable), net of transaction costs. This resulted in a gain on disposition of $59 million ($12 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). Upon completion of the sale of a 67% interest, Brookfield Renewable no longer exercises control over this portfolio. As a result of the disposition, Brookfield Renewable derecognized $3.6 billion of total assets and $2.4 billion of total liabilities from the consolidated statements of financial position and recognized its remaining interest at fair value as an equity-accounted investment included within assets held for sale of $394 million, refer to Note 4 - Assets held for sale, for more details. The post-tax accumulated revaluation surplus of $187 million ($36 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity. The accumulated other comprehensive loss of $29 million ($5 million net to Brookfield Renewable) relating to a non-cash mark-to-market loss on power purchase agreements accounted for in accordance with IFRS 9 was reclassified to Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).